Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Millions	Total	Common Stock	Additional Paid In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock	Deferred Compensation-ESOPs and Other	Noncontrolling Interests
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Opening balance sheet adjustment (Note 1)				$ 0	$ 0			$ 0
Adjusted opening balance				11,246	550			1,414
Balance at beginning of year (in shares) at Dec. 31, 2015		4,242,374				169,199
Balance at beginning of year at Dec. 31, 2015		$ 424	$ 11,196	11,246	550	$ (7,416)	$ 428	1,414
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued (in shares)		0
Common shares issued		$ 0
Other			(14)
Net income (loss)	$ 13,608			13,127				481
Dividends declared ($2.385, $2.335, $2.285 per share)				(9,314)
Foreign currency translation adjustments	(159)				(159)
Unrealized gain (loss) on cash flow hedges					198
Unrealized gain (loss) on marketable securities	(55)				(55)
Defined benefit pension and postretirement plans	$ 2,139				2,139
Other comprehensive income (loss)					2,123
Employee plans (Note 15) (in shares)						3,439
Employee plans (Note 15)						$ 150
Shareowner plans (in shares) (Note 15)	3,500					70
Shareowner plans (Note 15)						$ 3
Restricted stock equity grant							223
Amortization							(202)
Total comprehensive income	$ 15,731							481
Distributions and other								(387)
Balance at end of year (in shares) at Dec. 31, 2016		4,242,374				165,690
Balance at end of year at Dec. 31, 2016	24,032	$ 424	11,182	15,059	2,673	$ (7,263)	449	1,508
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Opening balance sheet adjustment (Note 1)				0	0			0
Adjusted opening balance				15,059	2,673			1,508
Common shares issued (in shares)		0
Common shares issued		$ 0
Other			(81)
Net income (loss)	30,550			30,101				449
Dividends declared ($2.385, $2.335, $2.285 per share)				(9,525)
Foreign currency translation adjustments	245				245
Unrealized gain (loss) on cash flow hedges					(31)
Unrealized gain (loss) on marketable securities	(14)				(14)
Defined benefit pension and postretirement plans	$ (214)				(214)
Other comprehensive income (loss)					(14)
Employee plans (Note 15) (in shares)						2,787
Employee plans (Note 15)						$ 124
Shareowner plans (in shares) (Note 15)	2,800					5
Shareowner plans (Note 15)						$ 0
Restricted stock equity grant							157
Amortization							(190)
Total comprehensive income	$ 30,536							449
Distributions and other								(366)
Balance at end of year (in shares) at Dec. 31, 2017		4,242,374				162,898
Balance at end of year at Dec. 31, 2017	44,687	$ 424	11,101	35,635	2,659	$ (7,139)	416	1,591
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Opening balance sheet adjustment (Note 1)				2,232	630			44
Adjusted opening balance				37,867	3,289			1,635
Common shares issued (in shares)		49,059
Common shares issued		$ 5
Other			2,336
Net income (loss)	16,039			15,528				511
Dividends declared ($2.385, $2.335, $2.285 per share)				(9,853)
Foreign currency translation adjustments	(117)				(117)
Unrealized gain (loss) on cash flow hedges					55
Unrealized gain (loss) on marketable securities	1				1
Defined benefit pension and postretirement plans	$ (858)				(858)
Other comprehensive income (loss)					(919)
Employee plans (Note 15) (in shares)						3,494
Employee plans (Note 15)						$ 153
Shareowner plans (in shares) (Note 15)	3,500					4
Shareowner plans (Note 15)						$ 0
Restricted stock equity grant							162
Amortization							(225)
Total comprehensive income	$ 15,120							511
Distributions and other								(581)
Balance at end of year (in shares) at Dec. 31, 2018		4,291,433				159,400
Balance at end of year at Dec. 31, 2018	$ 54,710	$ 429	$ 13,437	$ 43,542	$ 2,370	$ (6,986)	$ 353	$ 1,565